Segment information	12 Months Ended
Dec. 31, 2023
Segment information
Segment information

Note 6     Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Executive Committee. This committee is integrated by the Chief Executive Officer, Chief Financial Officer, Chief Technical Officer, Chief Exploration Officer, Chief Operating Officer, Chief Strategy, Sustainability and Legal Officer and Chief People Officer. This committee reviews the Group’s internal reporting in order to assess performance and allocate resources. Management has determined the operating segments based on these reports. The committee considers the business from a geographic perspective.

The Executive Committee assesses the performance of the operating segments based on a measure of Adjusted EBITDA. Adjusted EBITDA is defined as profit (loss) for the period (determined as if IFRS 16 Leases has not been adopted), before net finance cost, income tax, depreciation, amortization, certain non-cash items such as impairments and write-offs of unsuccessful exploration efforts, accrual of share-based payment, unrealized result on commodity risk management contracts, geological and geophysical expenses allocated to capitalized projects, and other non-recurring events. Other information provided to the Executive Committee is measured in a manner consistent with that in the Consolidated Financial Statements.

Segment areas (geographical segments)

Amounts in US$ ‘000	Colombia	Ecuador	Brazil	Chile (b)	Argentina	Corporate	Total
2023
Revenue	702,401	19,097	14,019	15,644	—	5,464	756,625
Sale of crude oil	702,308	19,097	490	5,052	—	—	726,947
Sale of purchased crude oil	—	—	—	—	—	5,464	5,464
Sale of gas	903	—	13,529	10,592	—	—	25,024
Commodity risk management contracts designated as cash flow hedges	(810)	—	—	—	—	—	(810)
Production and operating costs	(204,245)	(10,242)	(4,946)	(8,226)	—	(4,666)	(232,325)
Royalties in cash	(11,201)	—	(1,096)	(548)	—	—	(12,845)
Economic rights in cash	(72,032)	—	—	—	—	—	(72,032)
Share-based payment	(671)	(7)	—	(72)	—	—	(750)
Other operating costs	(120,341)	(10,235)	(3,850)	(7,606)	—	(4,666)	(146,698)
Adjusted EBITDA	446,835	5,159	6,374	4,952	(2,620)	(8,838)	451,862
Depreciation	(101,666)	(7,096)	(2,332)	(9,815)	(22)	(3)	(120,934)
Recognition of impairment losses	—	—	—	(13,332)	—	—	(13,332)
Write-off of unsuccessful exploration efforts	(29,563)	—	—	—	—	—	(29,563)
Total assets	895,900	40,336	27,891	36,192	357	15,873	1,016,549
Employees (average) (a)	400	6	4	33	18	8	469
Employees at year end (a)	412	5	4	27	15	7	470

Amounts in US$ ‘000	Colombia	Ecuador	Brazil	Chile (b)	Argentina	Corporate	Total
2022
Revenue	978,423	10,671	19,873	29,196	1,962	9,454	1,049,579
Sale of crude oil	977,184	10,671	796	14,460	1,664	—	1,004,775
Sale of purchased crude oil	—	—	—	—	—	9,454	9,454
Sale of gas	1,239	—	19,077	14,736	298	—	35,350
Realized loss on commodity risk management contracts	(83,244)	—	—	—	—	—	(83,244)
Production and operating costs	(327,626)	(3,220)	(5,299)	(14,126)	(1,579)	(7,929)	(359,779)
Royalties in cash	(60,314)	—	(1,546)	(1,165)	(273)	—	(63,298)
Economic rights in cash	(188,989)	—	—	—	—	—	(188,989)
Share-based payment	(843)	(10)	—	(103)	1	—	(955)
Other operating costs	(77,480)	(3,210)	(3,753)	(12,858)	(1,307)	(7,929)	(106,537)
Adjusted EBITDA	525,593	4,197	11,654	11,753	(3,643)	(8,775)	540,779
Depreciation	(78,775)	(788)	(2,796)	(14,076)	(254)	(3)	(96,692)
Write-off of unsuccessful exploration efforts	(21,318)	(4,471)	—	—	—	—	(25,789)
Total assets	797,390	35,690	34,329	63,379	1,296	41,891	973,975
Employees (average) (a)	362	7	5	53	33	9	469
Employees at year end (a)	388	8	4	49	24	9	482

Amounts in US$ ‘000	Colombia	Ecuador	Brazil	Chile (b)	Argentina	Corporate	Total
2021
Revenue	618,268	—	20,109	21,471	28,695	—	688,543
Sale of crude oil	616,133	—	661	6,297	24,468	—	647,559
Sale of gas	2,135	—	19,448	15,174	4,227	—	40,984
Realized loss on commodity risk management contracts	(109,654)	—	—	—	—	—	(109,654)
Production and operating costs	(178,384)	—	(4,596)	(11,050)	(18,760)	—	(212,790)
Royalties in cash	(33,385)	—	(1,575)	(770)	(4,270)	—	(40,000)
Economic rights in cash	(72,956)	—	(67)	—	—	—	(73,023)
Share-based payment	(334)	—	—	(31)	26	—	(339)
Other operating costs	(71,709)	—	(2,954)	(10,249)	(14,516)	—	(99,428)
Adjusted EBITDA	294,847	(2,071)	12,569	7,639	2,124	(14,308)	300,800
Depreciation	(61,279)	(200)	(4,082)	(14,275)	(9,130)	(3)	(88,969)
Recognition of impairment losses	—	—	—	(17,641)	13,307	—	(4,334)
Write-off of unsuccessful exploration efforts	(7,827)	—	—	(4,435)	—	—	(12,262)
Total assets	689,401	7,782	38,846	71,515	38,111	50,086	895,741
Employees (average) (a)	308	8	4	55	92	9	476
Employees at year end (a)	321	3	4	52	74	9	463
(a)	Unaudited.
(b)	Divested in January 2024. See Note 36.1.

In 2023, approximately 89% of capital expenditure was incurred by Colombia (82% in 2022 and 93% in 2021) and 11% was incurred by Ecuador (11% in 2022 and 4% in 2021). No capital expenditure was incurred by Chile in 2023 (7% in 2022 and 3% in 2021).

A reconciliation of total Adjusted EBITDA to total profit (loss) before income tax is provided as follows:

Amounts in US$ ‘000	2023	2022	2021
Adjusted EBITDA	451,862	540,779	300,800
Unrealized gain on commodity risk management contracts	—	13,023	463
Depreciation (a)	(120,934)	(96,692)	(88,969)
Share-based payment	(7,328)	(11,038)	(6,621)
Impairment and write-off of unsuccessful exploration efforts, net	(42,895)	(25,789)	(16,596)
Lease accounting - IFRS 16	10,267	7,851	7,518
Others (b)	(20,065)	943	(10,786)
Operating profit	270,907	429,077	185,809
Financial expenses	(45,815)	(57,073)	(64,112)
Financial income	6,237	3,180	1,652
Foreign exchange (loss) gain	(16,820)	19,725	5,049
Profit before tax	214,509	394,909	128,398
(a)	Net of capitalized costs for oil stock included in Inventories.
(b)	Includes allocation to capitalized projects. In 2023, also includes termination and other costs incurred because of the divestment process in Chile, including a provision for investment commitments maintained by GeoPark after the transaction, for a total amount of US$ 9,742,000 (see Note 36.1), together with the amount paid for transferring the working interest in the Los Parlamentos Block in Argentina to the joint operation partner for US$ 7,023,000 (see Note 36.2), and others. In 2022, also includes gain from the sale of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks in Argentina. In 2021, also includes termination costs and write-down of tax credits in Argentina.